REVENUE (Schedule of Summary of Such Cumulative Effect Adjustment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Trade receivables	$ 274	$ (1,207)
Deferred revenue	4,107	$ 2,166
Adoption of ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Trade receivables	2,329
Deferred commission costs	4,526
Deferred taxes, net	(765)
Deferred revenue	(539)
Accumulated deficit	$ (6,629)